Note 10 - Income Taxes	3 Months Ended
Feb. 28, 2017
Income Tax Disclosure [Abstract]
Income Taxes

The Company has had no taxable income under the Federal and Provincial tax laws of Canada for the three months ended February 28, 2017 and February 29, 2016. The Company has non-capital loss carry-forwards at February 28, 2017, totaling $29,006,038 in Canada and $76,535 in United States federal income tax losses that must be offset against future taxable income. If not utilized, the loss carry-forwards will expire between 2017 and 2032.

For the three months ended February 28, 2017, the Company had a cumulative carry-forward pool of Canadian Federal Scientific Research & Experimental Development expenditures in the amount of $14,000,000 which can be carried forward indefinitely.

For the three months ended February 28, 2017, the Company had approximately $3,273,000 of unclaimed Investment Tax Credits which expire from 2025 to 2036. These credits are subject to a full valuation allowance as they are not more likely than not to be realized.